13FCON P 8/16/05

05077042

RECEIVED
FEB 15 2005
OFFICE OF THE SECRETARY

FORM 13F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holding entries

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Stark Offshore Management, LLC
Address: 3600 South Lake Drive
St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Colin M. Lancaster
Title: General Counsel
Phone: (414) 294-7000

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Signature, Place and Date of Signing:

(Signature)	St. Francis, Wisconsin (City, State)	February 11, 2005 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	3
Form 13F Information Table Value Total:	$ 87,097 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers: None

Form 13F Stark Offshore Management, LLC											
Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
	Title of Class	CUSIP	Value (X$1000)	Shrs of Pm Amt	SH/PR N	Put/ Call	Investment Discretion	Other Managers	pting Authority Sole	Shared	None
Risk Arb Holdings											
SEARS ROEBUCK AND CO *	Common	812387108	$58,871	1,153,650	Shares		Sole		X		
SEARS ROEBUCK AND CO *	Option	812387908	$21,050	412,500		Call	Sole		X		
SYMANTEC CORP **	Common	871503108	$7,177	278,600	Shares		Sole		X		
Risk Arb Totals:			**$87,097**								
Total Records:			**3**								

Confidential Treatment Requested:

* - Completion 3/15/2005
** - Completion 5/15/2005

Original filing for quarter ended 12/31/2004